Schedule of Fair Value Consideration (Details) - USD ($)	Nov. 30, 2020	Feb. 21, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill			$ 941,937	$ 941,937	$ 941,937
Magical Beasts LLC [Member]
Restructuring Cost and Reserve [Line Items]
Consideration paid		$ 250,000
Promissory Note, net of discount		950,427
Stock option		156,612
Total consideration		1,357,039
Cash		4,609
Inventory		86,220
Total tangible assets		90,829
Tradename-Trademarks		151,800
Customer base		651,220
Non-compete		154,500
Total Intangibles		957,520
Goodwill		308,690
Total intangible net		$ 1,357,039
SRM Entertainment LTD [Member]
Restructuring Cost and Reserve [Line Items]
Consideration paid	$ 1,040,000
Total consideration	1,379,237
Total Intangibles	437,300
Goodwill	$ 941,937
Shares of the Company's common stock issued	200,000
Market value of Company's common stock	$ 5.20
Net tangible liabilities assumed	$ 339,237